Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 668
Exercise price | $ / shares	$ 135.45
Expiration date	Oct. 22, 2025
Warrants One [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 2,224
Exercise price | $ / shares	$ 157.5
Expiration date	Oct. 22, 2025
Warrants Two [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 1,236
Exercise price | $ / shares	$ 261.45
Expiration date	Oct. 22, 2025
Warrants Three [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 74
Exercise price | $ / shares	$ 173.25
Expiration date	Oct. 22, 2025
Warrants Four [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 13,169
Exercise price | $ / shares	$ 157.5
Expiration date	Jun. 29, 2030
Warrants Five [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 13,169
Exercise price | $ / shares	$ 43.75
Expiration date	Jun. 29, 2030
Warrants Six [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 6,001
Exercise price | $ / shares	$ 218.75
Expiration date	Jun. 25, 2026
Warrants Seven [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 13,107
Exercise price | $ / shares	$ 114.45
Expiration date	Dec. 03, 2026
Warrants Eight [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 17,143
Exercise price | $ / shares	$ 122.5
Expiration date	Dec. 30, 2026
Warrants Nine [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 7,143
Exercise price | $ / shares	$ 140
Expiration date	Dec. 30, 2026
Warrants Ten [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 7,143
Exercise price | $ / shares	$ 175
Expiration date	Dec. 30, 2026
Warrants Eleven [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 3,435
Exercise price | $ / shares	$ 175
Expiration date	Feb. 02, 2027
Warrants Twelve [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 7,150
Exercise price | $ / shares	$ 52.5
Expiration date	Apr. 20, 2027
Warrant Thirteen [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 4,287
Exercise price | $ / shares	$ 122.5
Expiration date	Jan. 01, 2027
Warrant Fourteen [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of warrants granted to financial advisors and consultants [Line Items]
Amount (in Dollars) | $	$ 1,429
Exercise price | $ / shares	$ 70
Expiration date	Jun. 16, 2027